RECENT EVENTS - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 20, 2023 USD ($) oz shares	Sep. 20, 2023 USD ($) $ / shares shares	Aug. 01, 2023 USD ($) shares	Aug. 01, 2023 CAD ($) $ / shares shares	Feb. 22, 2023 USD ($) $ / shares	Apr. 30, 2022 oz	Jun. 30, 2022 oz	Dec. 31, 2023 USD ($)	May 05, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Shares issued (in shares) | shares			13,629,800	13,629,800
Shares issued in equity financing								$ (27,693)
Principal amount								180,274		$ 115,876	$ 41,436
Paycore Minerals Inc.
Disclosure of detailed information about business combination [line items]
Percentage owned									100.00%
Exchange ratio									0.68
Share capital
Disclosure of detailed information about business combination [line items]
Shares issued in equity financing			$ 27,700	$ 36.8				(27,693)
Private Placement | Share capital
Disclosure of detailed information about business combination [line items]
Shares issued (in shares) | shares			13,629,800	13,629,800
Shares issued price (in dollars per share) | $ / shares				$ 2.70
Proceeds from issue of ordinary shares				$ 36.8
Private Placement | Share capital | Key management personnel of entity or parent
Disclosure of detailed information about business combination [line items]
Related party transactions				0.5
Private Placement | Share capital | Related parties
Disclosure of detailed information about business combination [line items]
Related party transactions				$ 2.7
Gold Prepay Agreement
Disclosure of detailed information about business combination [line items]
Principal amount								$ 43,832		$ 34,004	$ 0
Convertible Debentures
Disclosure of detailed information about business combination [line items]
Principal amount					$ 65,000
Interest at fixed rate					8.00%
Borrowing term					4 years
Convertible price (in dollars per share) | $ / shares					$ 3.38
Convertible Debentures | Key management personnel of entity or parent
Disclosure of detailed information about business combination [line items]
Principal amount					$ 230
Convertible Debentures | Related parties
Disclosure of detailed information about business combination [line items]
Principal amount					$ 230
Gold Prepay Agreement | Gold | Gold Prepay Agreement
Disclosure of detailed information about business combination [line items]
Gross proceeds	$ 20,000
Number of ounces required to deliver, quarterly aggregate total | oz	13,333					30,400
Number of ounces delivered quarterly | oz	1,110
Number of ounces required to deliver | oz	1,123					2,100	3,100
Additional amount prepayment agreement	$ 50,000	$ 50,000
Shares called by warrants (in shares) | shares	3,800,000
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares		$ 3.17
Number of warrants outstanding (in shares) | shares	5,500,000	5,500,000
Extension period of warrants	12 months
Interest at fixed rate	24.48%	24.48%